[Virtus Alternative Solutions letterhead]	100 Pearl Street Hartford, CT 06103	800.248.7971	VIRTUS.COM

April 16, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Alternative Solutions Trust File Nos. 333-191940 and 811-22906 Pre-Effective Amendment No. 5

To The Commission Staff:

On behalf of Virtus Alternative Solutions Trust (the “Trust” or “Registrant”), transmitted herewith for filing is Pre-Effective Amendment No. 5 of the Registrant’s Registration Statement on Form N-1A.

This amendment reflects all revisions made in response to comments received on our previous amendment filings from our examiner, Anu Dubey. This amendment also contains the required financial statements for Virtus Alternative Inflation Solution Fund and incorporates certain other changes of a non-material nature.

As discussed with Ms. Dubey on April 9, 2014, it is our intention to file a request for acceleration on Tuesday, April 22, 2014, requesting acceleration to 4:00 p.m. on April 22, 2014.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

cc: Ann Flood